Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2023	December 31, 2022
Land and buildings	$3,348,814	$4,105,956
Office equipment	18,287	79,082
Vehicle	-	32,535
Leasehold improvements	51,732	53,253
Less: accumulated depreciation	(196,581)	(379,879)
	$3,222,252	$3,890,947